Common Stock - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 vote shares	Jun. 30, 2024 shares	Mar. 20, 2024 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, issued (in shares)	2,004,783	25,872,718		2,004,783
Common stock, outstanding (in shares)	1,969,360	25,845,671		1,946,988
Number of votes per common share | vote	1
Class B convertible common stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)	2,744,184		2,744,184	2,744,184
Temporary equity, shares outstanding (in shares)	2,744,184		2,744,184	2,744,184
Noncumulative dividend rate	0.08
Previously Reported
Class of Stock [Line Items]
Common stock, issued (in shares)	2,004,783
Common stock, outstanding (in shares)	1,969,360